Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Property and equipment	$ 56,314	$ 49,932	$ 28,329
Depletion	708	718	721
Unrealized rents	27	27	52
Prepaid expenses	50	76	38
Gross deferred tax liabilities	57,099	50,753	29,140
Employee benefits and other	993	642	1,159
Gross deferred tax assets	993	642	1,159
Net deferred tax liability	$ 56,106	$ 50,111	$ 27,981